Related party transactions - Schedule of Technical Service Fees Under Management Agreements (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Related Party Transaction [Line Items]
Payments for technical services, per vessel per day	$ 7,848